Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 122,146	€ 122,885		€ 114,716
Income from reinsurance ceded	3,965	3,586	€ 3,791
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	157,847	151,216
Insurance contracts for account of policyholders	199,961	213,318
Investment contracts	23,688	21,544
Investment contracts for account of policyholders	139,986	151,527
Income from reinsurance ceded	521,482	537,605
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders	165	181
Income from reinsurance ceded	165	181
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	4,269	3,500
Insurance contracts for account of policyholders	10,546	9,666
Investment contracts	8,733	8,857
Investment contracts for account of policyholders	12,004	10,311
Income from reinsurance ceded	35,552	32,335
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	16,104	13,003
Insurance contracts for account of policyholders	37,153	36,782
Investment contracts	8,000	5,837
Investment contracts for account of policyholders	27,435	28,244
Income from reinsurance ceded	88,693	83,868
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	18,382	15,668
Insurance contracts for account of policyholders	35,257	36,571
Investment contracts	2,998	2,503
Investment contracts for account of policyholders	28,318	31,766
Income from reinsurance ceded	84,955	86,508
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	119,092	119,044
Insurance contracts for account of policyholders	117,005	130,299
Investment contracts	3,957	4,347
Investment contracts for account of policyholders	72,063	81,024
Income from reinsurance ceded	€ 312,117	€ 334,714